Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets are summarized as follows:

	June 30, 2026	June 30, 2025
Software registration or using right	$3,624,678	$1,963,705
Patents	12,161,809	3,862,786
Software and technology development costs	88,594	84,291
Value-added telecommunications business license	16,310	15,518
Subtotal	15,891,391	5,926,300
Less: Accumulated amortization	4,640,071	2,430,316
Total	$11,251,320	$3,495,984